Cost Method Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cost Method Investment/ Loans from a Related Party, a Cost Investment Investee [Abstract]
Beginning balance	$ 3,599,831	$ 3,851,071
Less: impairment loss	(3,698,881)
Foreign currency adjustment	99,050	(251,240)
Ending balance		$ 3,599,831